PENSIONS - Reconciliation of Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 33,433	$ 34,078
Service cost	27	33	$ 75
Interest cost	1,481	1,622	1,087
Actuarial (gain)/loss	(219)	246
Foreign currency exchange rate changes	(137)	383
Benefit payments	(2,952)	(2,929)
Projected benefit obligation at December 31	$ 31,633	$ 33,433	$ 34,078